Stock-Based Compensation (Details) - Omnibus Incentive Plan 2014	12 Months Ended
Dec. 31, 2018 shares
Shares Available for Grant
Outstanding, Balance at the beginning	870,000
Share pool increase	10,190,774
Forfeited	427,000
Expired	48,000
Granted	(2,393,501)
Outstanding, Balance at the ending	9,142,273